Summary of Liquid Assets by Type and Currency (Details) - CAD ($) $ in Millions	Jul. 31, 2022	Oct. 31, 2021
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	$ 602,189	$ 601,604
Securities received as collateral from securities financing and derivative transactions	267,970	272,051
Total liquid assets	$ 870,159	$ 873,655
% of total	100.00%	100.00%
Encumbered liquid assets	$ 287,294	$ 293,999
Unencumbered liquid assets	582,865	579,656
Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	154,715	173,895
Securities received as collateral from securities financing and derivative transactions	113,961	124,999
Total liquid assets	$ 268,676	$ 298,894
% of total	31.00%	34.00%
Encumbered liquid assets	$ 116,405	$ 134,152
Unencumbered liquid assets	152,271	164,742
Canadian Dollar [member] | Cash and central bank reserves [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	45,458	70,271
Total liquid assets	$ 45,458	$ 70,271
% of total	5.00%	8.00%
Encumbered liquid assets	$ 583	$ 798
Unencumbered liquid assets	44,875	69,473
Canadian Dollar [member] | Canadian government obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	23,907	26,176
Securities received as collateral from securities financing and derivative transactions	78,952	92,825
Total liquid assets	$ 102,859	$ 119,001
% of total	12.00%	14.00%
Encumbered liquid assets	$ 64,016	$ 83,456
Unencumbered liquid assets	38,843	35,545
Canadian Dollar [member] | National Housing Act mortgage backed securities [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	24,860	23,615
Securities received as collateral from securities financing and derivative transactions	75	2
Total liquid assets	$ 24,935	$ 23,617
% of total	3.00%	3.00%
Encumbered liquid assets	$ 1,064	$ 1,104
Unencumbered liquid assets	23,871	22,513
Canadian Dollar [member] | Provincial government obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	38,205	30,213
Securities received as collateral from securities financing and derivative transactions	26,300	24,808
Total liquid assets	$ 64,505	$ 55,021
% of total	7.00%	6.00%
Encumbered liquid assets	$ 36,509	$ 37,142
Unencumbered liquid assets	27,996	17,879
Canadian Dollar [member] | Corporate issuer obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	8,867	9,062
Securities received as collateral from securities financing and derivative transactions	4,832	3,775
Total liquid assets	$ 13,699	$ 12,837
% of total	2.00%	1.00%
Encumbered liquid assets	$ 3,297	$ 2,542
Unencumbered liquid assets	10,402	10,295
Canadian Dollar [member] | Equities [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	13,418	14,558
Securities received as collateral from securities financing and derivative transactions	3,802	3,589
Total liquid assets	$ 17,220	$ 18,147
% of total	2.00%	2.00%
Encumbered liquid assets	$ 10,936	$ 9,110
Unencumbered liquid assets	6,284	9,037
Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	447,474	427,709
Securities received as collateral from securities financing and derivative transactions	154,009	147,052
Total liquid assets	$ 601,483	$ 574,761
% of total	69.00%	66.00%
Encumbered liquid assets	$ 170,889	$ 159,847
Unencumbered liquid assets	430,594	414,914
Other than Canadian dollar [member] | Cash and central bank reserves [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	81,299	84,956
Total liquid assets	$ 81,299	$ 84,956
% of total	9.00%	10.00%
Encumbered liquid assets	$ 1,328	$ 120
Unencumbered liquid assets	79,971	84,836
Other than Canadian dollar [member] | Corporate issuer obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	95,205	79,108
Securities received as collateral from securities financing and derivative transactions	4,027	3,143
Total liquid assets	$ 99,232	$ 82,251
% of total	11.00%	9.00%
Encumbered liquid assets	$ 11,291	$ 10,268
Unencumbered liquid assets	87,941	71,983
Other than Canadian dollar [member] | Equities [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	29,475	41,961
Securities received as collateral from securities financing and derivative transactions	30,582	33,280
Total liquid assets	$ 60,057	$ 75,241
% of total	7.00%	9.00%
Encumbered liquid assets	$ 38,294	$ 38,077
Unencumbered liquid assets	21,763	37,164
Other than Canadian dollar [member] | U.S. government obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	89,546	83,386
Securities received as collateral from securities financing and derivative transactions	51,432	44,924
Total liquid assets	$ 140,978	$ 128,310
% of total	16.00%	15.00%
Encumbered liquid assets	$ 44,356	$ 34,903
Unencumbered liquid assets	96,622	93,407
Other than Canadian dollar [member] | U.S. federal agency obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	87,636	74,898
Securities received as collateral from securities financing and derivative transactions	6,029	5,082
Total liquid assets	$ 93,665	$ 79,980
% of total	11.00%	9.00%
Encumbered liquid assets	$ 18,629	$ 18,949
Unencumbered liquid assets	75,036	61,031
Other than Canadian dollar [member] | Other sovereign obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	64,313	63,400
Securities received as collateral from securities financing and derivative transactions	61,939	60,623
Total liquid assets	$ 126,252	$ 124,023
% of total	15.00%	14.00%
Encumbered liquid assets	$ 56,991	$ 57,530
Unencumbered liquid assets	$ 69,261	$ 66,493